Summary of Significant Accounting Policies (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 26,645	$ 23,738
Work in process	33,757	33,043
Finished goods	71,834	69,852
Total inventories	$ 132,236	$ 126,633